Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill Disclosure [Abstract]
Schedule of Goodwill	($ amounts in thousands)

	June 30,	December 31,
	2013	2012
Balance at beginning of period	$850,652	$—
Additions:
Sky Growth Merger	—	850,652
Balance at end of period	$850,652	$850,652

($ amounts in thousands)

	December 31, 2012	September 28, 2012	December 31, 2011
	(Successor)	(Predecessor)	(Predecessor)
Balance at beginning of period	$0	$283,432	$63,729
Additions:
Sky Growth Merger	850,652	—	—
Anchen Acquisition	—	—	219,703
Edict Acquisition	—	29,905	—
Balance at end of period	$850,652	$313,337	$283,432